Investments and other assets - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investment loss, impairment	$ 1.7